Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Schedule of Non-Current and Current Liabilities

	As of December 31,
	2021	2020
	$’000	$’000
Non-current liabilities
Loan notes	200,000	—
Unamortized fair value adjustment, discount, and debt issuance costs	(31,399)	—
	168,601	—

Current liabilities
Convertible loan notes	—	70,000
Other	185	357
	185	70,357

Disclosure of Changes in Loans and Borrowings from Financing Activities
Changes in Loans and Borrowings from Financing Activities

	Albacore Notes	VNV Loan Notes	Unsecured Bonds	Convertible Loan Notes	Other Loans and Borrowings	Total Loans and Borrowings
	$’000	$’000	$’000	$’000	$’000	$’000
Balance at January 1, 2020	—	—	—	—	—	—
Changes from financing cash flows
Proceeds from issuance of notes and warrants	—	—	—	100,000	357	100,357
Total changes from financing cash flows	—	—	—	100,000	357	100,357
Other changes
Convertible loan notes converted	—	—	—	(30,000)	—	(30,000)
Total other changes	—	—	—	(30,000)	—	(30,000)
Balance at December 31, 2020	—	—	—	70,000	357	70,357
Balance at January 1, 2021	—	—	—	70,000	357	70,357
Changes from financing cash flows
Proceeds from issuance of notes and warrants	191,000	15,000	64,563	—	—	270,563
Payment of debt issuance costs	(3,429)	—	(1,375)	—	—	(4,804)
Repayment of cash loan	—	(7,000)	(75,000)	—	—	(82,000)
Total changes from financing cash flows	187,571	8,000	(11,812)	—	—	183,759
Other changes
Fair value of warrants issued	(16,930)	—	—	—	—	(16,930)
Unpaid debt issuance costs	(2,801)	—	(171)	—	—	(2,972)
Amortization of fair value adjustment, discount, and debt issuance costs	761	—	3,983	—	—	4,744
Convertible loan notes converted	—	—	—	(70,000)	—	(70,000)
Non-cash conversion of loan notes to bonds	—	(8,000)	8,000	—	—	—
Other loans and borrowings activity, net	—	—	—	—	(172)	(172)
Total other changes	(18,970)	(8,000)	11,812	(70,000)	(172)	(85,330)
Balance at December 31, 2021	168,601	—	—	—	185	168,786